Summary of Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities And Other Liabilities [Abstract]
Accrued litigation	$ 40,629	$ 9,309
Patient accounts	38,386	43,124
Taxes other than income	37,408	46,114
Accrued interest	11,957	14,096
Other	18,115	24,561
Other accrued liabilities	$ 146,495	$ 137,204